Annual Fund Operating Expenses	Feb. 27, 2026
Crossmark Large Cap Growth ETF | Crossmark Large Cap Growth ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.50%
Crossmark Large Cap Value ETF | Crossmark Large Cap Value ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.50%

[1]	Because the Fund commenced operations on July 22, 2025, “Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Because the Fund commenced operations on July 22, 2025, “Other Expenses” are based on estimated amounts for the current fiscal year.